Master Trust for the Plan - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Investments at fair value	$ 2,656,782,549	$ 2,346,873,563
Fully-benefit responsive investment contracts at contract value	383,022,688	378,870,984
Net assets available for benefits	3,060,434,169	2,745,102,510	$ 2,339,583,740
Plan's Portion of Master Trust Assets
EBP, Master Trust [Line Items]
Investments at fair value	2,656,782,549	2,346,873,563
Fully-benefit responsive investment contracts at contract value	383,022,688	378,870,984
Net assets available for benefits	3,039,805,237	2,725,744,547
Plan's Portion of Master Trust Assets | Common/collective trust funds
EBP, Master Trust [Line Items]
Investments at fair value	2,364,197,699	2,081,434,266
Plan's Portion of Master Trust Assets | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	132,666,643	115,644,293
Plan's Portion of Master Trust Assets | Common stock funds
EBP, Master Trust [Line Items]
Investments at fair value	29,345,785	27,510,085
Plan's Portion of Master Trust Assets | Self-directed brokerage account
EBP, Master Trust [Line Items]
Investments at fair value	66,887,110	56,529,976
Plan's Portion of Master Trust Assets | Separate account funds
EBP, Master Trust [Line Items]
Investments at fair value	63,664,387	65,730,365
Plan's Portion of Master Trust Assets | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investments at fair value	20,925	24,578
Master Trust Assets
EBP, Master Trust [Line Items]
Investments at fair value	2,805,514,202	2,479,014,180
Fully-benefit responsive investment contracts at contract value	415,306,417	414,342,942
Net assets available for benefits	3,220,820,619	2,893,357,122
Master Trust Assets | Common/collective trust funds
EBP, Master Trust [Line Items]
Investments at fair value	2,472,523,301	2,176,721,606
Master Trust Assets | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	141,112,300	123,107,773
Master Trust Assets | Common stock funds
EBP, Master Trust [Line Items]
Investments at fair value	33,296,633	30,890,263
Master Trust Assets | Self-directed brokerage account
EBP, Master Trust [Line Items]
Investments at fair value	88,070,839	74,619,528
Master Trust Assets | Separate account funds
EBP, Master Trust [Line Items]
Investments at fair value	70,488,765	73,640,838
Master Trust Assets | Cash and cash equivalents
EBP, Master Trust [Line Items]
Investments at fair value	$ 22,364	$ 34,172